Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings per share [abstract]
Net income (loss) attributable to equity shareholders of the Company	$ (271)	$ 248	$ (2)	$ 686
Basic weighted average ordinary shares outstanding (in shares)	551	555	552	555
Effect of potentially dilutive shares from employee equity plans (in shares)	0	4	0	2
Diluted weighted average ordinary shares outstanding (in shares)	551	559	552	557
Total basic EPS attributable to equity shareholders (in USD per share)	$ (0.49)	$ 0.45	$ 0	$ 1.24
Total diluted EPS attributable to equity shareholders (in USD per share)	$ (0.49)	$ 0.44	$ 0	$ 1.23